CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ 11,156	$ (36,919)	$ (78,506)
Other comprehensive income (loss)
Unrealized (loss) gain on marketable securities		(1)	29
Foreign currency translation adjustment	(2,116)	864	(1,245)
Other comprehensive income (loss)	(2,116)	863	(1,216)
Comprehensive income (loss)	9,040	(36,056)	(79,722)
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	820	273	(971)
Comprehensive loss attributable to BuzzFeed, Inc.	$ 8,220	$ (36,329)	$ (78,751)